Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity awards may be granted by either the Human Capital Management and Compensation Committee or its delegate. The Human Capital Management and Compensation Committee only delegates authority to grant equity awards to employees who are not executive officers, and only in aggregate amounts not exceeding amounts approved by the Human Capital Management and Compensation Committee. The Board generally does not grant equity awards, although the Human Capital Management and Compensation Committee regularly reports its activity, including approval of grants, to the Board.

Timing of Grants. Equity award grant values are determined in February at a regularly scheduled meeting of the Human Capital Management and Compensation Committee, and generally further grants are not made for the remainder of the year. These meetings occur approximately one month after the release of our earnings for the immediately preceding year. Beginning in February 2024, annual equity award grants are granted on the third business day after the filing of the Company’s Annual Report on Form 10-K based on grant values approved by the Human Capital Management and Compensation Committee at its February meeting. On limited occasions, grants may occur on an interim basis, primarily for the purpose of approving a compensation package for a newly hired or promoted executive officer. These grants are made on the second Friday of the second month of the quarter after the hire or promotion date; provided, however, that if the date of hire or promotion would fall within a Company imposed blackout period, the grant date will be the first business day following such blackout period. The timing of these grants is driven solely by the activity related to the need for the hiring or promotion, not our stock price or the timing of any release of Company information.

Option Exercise Price. The exercise price of a newly granted stock option is the closing price on the New York Stock Exchange on the date of grant. With respect to the occasional interim grants of stock options to a newly hired or promoted executive, the exercise price is the closing price on the New York Stock Exchange on the date of grant, which is the second Friday of the second month of the quarter after the hire or promotion date; provided, however, that if the date of hire or promotion would fall within a Company imposed blackout period, the grant date will be the first business day following such blackout period.

Award Timing Method	Timing of Grants. Equity award grant values are determined in February at a regularly scheduled meeting of the Human Capital Management and Compensation Committee, and generally further grants are not made for the remainder of the year. These meetings occur approximately one month after the release of our earnings for the immediately preceding year. Beginning in February 2024, annual equity award grants are granted on the third business day after the filing of the Company’s Annual Report on Form 10-K based on grant values approved by the Human Capital Management and Compensation Committee at its February meeting. On limited occasions, grants may occur on an interim basis, primarily for the purpose of approving a compensation package for a newly hired or promoted executive officer. These grants are made on the second Friday of the second month of the quarter after the hire or promotion date; provided, however, that if the date of hire or promotion would fall within a Company imposed blackout period, the grant date will be the first business day following such blackout period. The timing of these grants is driven solely by the activity related to the need for the hiring or promotion, not our stock price or the timing of any release of Company information.